Note 45 (Tables)	6 Months Ended
Jun. 30, 2021
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	June 2021	June 2020
Gains on sale of real estate	(9)	43
Impairment of non-current assets held for sale (*)	(75)	(53)
Gains (losses) on sale of investments classified as non-current assets held for sale	10	—
Total	(73)	(10)
(*) In 2021, it includes the impairment due to the closure of owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 20 and 23).